PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Short-term provisions	$ 3,055	$ 1,837
Long-term provisions, non-Current	38,588	33,121
Total Provisions	41,643	34,958
Provisions for litigations [member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Short-term provisions	677	499
Long-term provisions, non-Current	34,732	29,265
Other short-term provisions [member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Short-term provisions	2,378	1,338
Other long-term provisions [member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Long-term provisions, non-Current	$ 3,856	$ 3,856